Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of revenue

	For the six months ended June 30,
	2024	2025	2025
	S$’000	S$’000	US$’000

Mobility	2,783	4,156	3,268
Quick commerce	98	92	72
Membership	308	254	200
Advertising initiative	1,140	1,200	943
Others	47	46	36
	4,376	5,748	4,519